Non-Current Financial Asset (Tables)	12 Months Ended
Dec. 31, 2025
Non-Current Financial Asset [Abstract]
Schedule of Fair Value Through Other Comprehensive Income	No dividends were received on this investment during the years ended December 31, 2024 and 2025.
	2025	2024
	US$	US$
Equity investments designated at fair value through other comprehensive income
Unlisted equity investment, at fair value	544,000	600,000

Total	544,000	600,000

Schedule of Reconciliation of Non-Current Financial Asset

The reconciliation of non-current financial asset movement is as follow:

US$

At January 1, 2024,	-
Addition	600,000
At December 31, 2024 and January 1, 2025	600,000
Unrealized changes in fair value	(56,000)
At December 31, 2025	544,000